Related Parties (Details) - Schedule of current assets – related parties - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Parties (Details) - Schedule of current assets – related parties [Line Items]
Current assets- related parties	$ 4,123	$ 5,134
Shareholders of All Weather [Member]
Related Parties (Details) - Schedule of current assets – related parties [Line Items]
Current assets- related parties	3,197	3,680
Convertible loan to Micronet [Member]
Related Parties (Details) - Schedule of current assets – related parties [Line Items]
Current assets- related parties		535
Shareholders of Guangxi Zhongtong [Member]
Related Parties (Details) - Schedule of current assets – related parties [Line Items]
Current assets- related parties	$ 926	$ 919